Leases - Lease payments receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Percentage of total revenue corresponding to commercial revenue	39.00%	38.00%	41.00%
Total	$ 294,878	$ 398,405	$ 636,799
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Total	77,387	66,546	90,914
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	175,409	176,019	248,986
Over 5 years.
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 42,082	$ 155,840	$ 296,899